SUBSEQUENT EVENTS - Share-based compensation key management personnel explanatory (Details) - Major ordinary share transactions - Deferred Share Plan (DSP)	Aug. 12, 2025 shares
Directors and prescribed officers
Disclosure of non-adjusting events after reporting period [line items]
Number of shares granted (in shares)	427,398
D J Pretorius
Disclosure of non-adjusting events after reporting period [line items]
Number of shares granted (in shares)	177,688
A J Davel
Disclosure of non-adjusting events after reporting period [line items]
Number of shares granted (in shares)	97,277
H Hooijer
Disclosure of non-adjusting events after reporting period [line items]
Number of shares granted (in shares)	55,418
W J Schoeman
Disclosure of non-adjusting events after reporting period [line items]
Number of shares granted (in shares)	97,015